Long term debt - Convertible Debentures (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 06, 2020 CAD ($) shares	Apr. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 23, 2020	Mar. 20, 2019 CAD ($)	Mar. 20, 2019 $ / shares	Mar. 15, 2017 CAD ($)	Mar. 15, 2017 $ / shares
Debt Instrument [Line Items]
Long-term debt, gross					$ 357,854,000	$ 331,957,000
Debt issuance costs					2,196,000	3,896,000
Net realized gain (loss)					4,266,000	0
Settled promissory notes					17,022,000
Interest Rate Swap
Debt Instrument [Line Items]
Net realized gain (loss)	$ 2,142,000		$ (2,210,000)
Unrealized gain					4,334,000
Five Point Five Zero Percent Convertible Debentures
Debt Instrument [Line Items]
Debt instrument, face amount		$ 38,605,000		$ 426,000
Issuance of common shares | shares		4,583,655,000		39,261,000
Financing obligations
Debt Instrument [Line Items]
Long-term debt, gross					51,118,000	15,435,000
Debt instrument related obligations					$ 45,357,000
Financing obligations | Minimum
Debt Instrument [Line Items]
Interest rate					2.38%
Financing obligations | Maximum
Debt Instrument [Line Items]
Interest rate					3.34%
Convertible Subordinated Debt
Debt Instrument [Line Items]
Long-term debt, gross					$ 55,000,000	94,031,000
Redemption price as a percentage of the principal amount					101.00%
Wrote off unamortized deferred financing costs					$ 1,286,000
Convertible Subordinated Debt | FIve Point Zero Percent Convertible Debentures
Debt Instrument [Line Items]
Long-term debt, gross					$ 55,000,000	$ 55,000,000
Interest rate					5.00%	5.00%
Conversion price (in CAD per share) | $ / shares									$ 26.25
Share equivalence per $1000 debenture								$ 38.0952
Debt issuance costs								$ 2,691,000
Convertible Subordinated Debt | Five Point Five Zero Percent Convertible Debentures
Debt Instrument [Line Items]
Long-term debt, gross					$ 0	$ 39,031,000
Interest rate	5.50%	5.50%	5.50%		5.50%	5.50%	5.50%			5.50%
Conversion price (in CAD per share) | $ / shares											$ 10.85
Debt issuance costs										$ 2,133,000
Secured Debt | Equipment Promissory Note
Debt Instrument [Line Items]
Interest rate					3.45%
Debt instrument, face amount					$ 15,100,000